Derivative liability (Detail Textuals 1) (USD $)	12 Months Ended			45 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Derivative [Line Items]
Warrants issued for services	$ 124,020	$ 49,379		$ 173,399
Investor Warrants
Derivative [Line Items]
Number of units issued	13,125,002
Exercise of CDN $0.50 unit warrants	0.80
Proceeds of units issued	10,500,000
Number of common stock consisted in each unit	1
Number of warrant consisted in each unit	1
Term of warrants	5 years
Warrants, redemption price per share	0.001
Minimum closing price per share	$ 1.60
Number of consecutive trading days	20 days
Average trading volume of shares per day	50,000
Dividend Warrants
Derivative [Line Items]
Warrants, redemption price per share	0.001
Minimum closing price per share	$ 2.50
Number of consecutive trading days	20 days
Warrants exercisable description	Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.
Exercise Price	1.25			1.25
Warrants, redemption description	Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered.
Warrants redemption period description	Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.
Warrants Issued for Services
Derivative [Line Items]
Number of units issued	300,000
Term of warrants	5 years
Exercise Price	1.76			1.76
Warrants issued for services	$ 124,020